Borrowings	12 Months Ended
Dec. 31, 2010
Borrowings [Abstract]
BORROWINGS

(10)	BORROWINGS

(a)	Current

	December 31,	December 31,
	2009	2010

Bank borrowings — secured	429,591	427,806
Bank borrowings — unsecured	495,762	767,813
Current installments of long-term bank borrowings (Note(b))	55,006	305,969

	980,359	1,501,588

The short-term borrowings outstanding as of December 31, 2010 carry a weighted average interest rate of 4.270% (2009: 4.368%) and have maturity terms ranging from half a month to twelve months and interest rates ranging from 0.284% to 6.116% (2009: 1.044% to 5.310%).

Included in short term borrowings at December 31, 2010 is US$60,398 payable to Agricultural Bank of China. These borrowings together with long term borrowings obtained from the same banker with outstanding balance of US$60,398 (Note (b) below) are secured by JXLDK’s inventories and LDKPV’s plant and machinery with carrying amount of US$99,156 and US$97,693 as of December 31, 2010, and among which US$90,597 is guaranteed by the Company’s shareholder, Mr. Peng. Also, short term borrowings obtained from HuaXia Bank with outstanding balances of US$14,045 as of December 31, 2010 are secured by certain land use rights owned by Best Solar Co., Ltd. (“Best Solar”), which is controlled by Mr. Peng. The rest of the Group’s secured short term borrowings of US$353,363 are secured by pledged bank deposit of RMB 835,355 (US$126,135) and certain of the Group’s buildings, land use rights, plant and machinery with the carrying amounts of US$56,507, US$74,320 and US$239,504, as of December 31, 2010 respectively.

As of December 31, 2010, the Group has total revolving credit of US$2,912,011 (2009: US$1,956,180) and unused credit of US$1,150,268 (2009: US$526,205).

(b)	Long-term

	December 31,	December 31,
	2009	2010

Secured loan from China Construction Bank	63,267	54,660
Secured loan from China Development Bank	65,000	150,498
Secured loan from Bank of China	14,645	60,398
Secured loan from Agricultural Bank of China	29,290	60,398
Secured loan from Bank of Communications	29,290	30,199
Secured loan from Import-Export Bank of China	—	12,080
Unsecured loan from China Merchant Bank	43,937	45,299
Unsecured loan from Rural Credit Cooperatives Bank	14,645	10,570
Unsecured loan from China Minsheng Banking Corp. Ltd.	891	—
Unsecured loan from Huarong International Trusts Co., Ltd.	73,226	75,498
Unsecured loan from China Construction Bank	84,942	87,578
Unsecured loan from Bank of China	29,290	30,199
Unsecured loan from China Development Bank	—	30,000
Unsecured loan from the committee of local development districts	14,645	28,609
Unsecured loan from Xinyu Chengdong Construction Investment Co., Ltd.	—	7,984
Unsecured loan from Huishang Bank	—	75,498
Unsecured loan from Shanghai Pudong Development Bank	—	150,996

	463,068	910,464
Less: current installments	(55,006)	(305,969)

	408,062	604,495

In April 2008, JXLDK borrowed US$60,000 from China Development Bank, of which US$15,000 was repaid in April 2009 and 2010, and US$45,000 is repayable in 3 installments of US$10,000 in 2011, US$15,000 in 2012 and US$20,000 in 2013. The loan carries a variable interest rate that is repriced semi-annually with reference to the prevailing six-month US Libor rate. The effective interest rate of the loan was 3.5240% as of December 31, 2010. Interest is payable semi-annually. The loan is secured by JXLDK’s plant and machinery with an aggregate carrying amount of US$90,607 as at December 31, 2010, and is guaranteed by two of the Company’s shareholders, Mr. Peng and Ms. Zhou Shan (“Ms. Zhou”).

In March and April 2008, JXLDK borrowed RMB 160,000 (US$24,159) and RMB 40,000 (US$6,040) respectively from Agricultural Bank of China. The loans are repayable in 2011. The loans carry a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by People’s Bank of China (“PBOC”). The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable quarterly. The loans are secured by JXLDK’s inventories with an aggregate carrying amount of US$33,052 as at December 31, 2010, and is guaranteed by the Company’s shareholder, Mr. Peng.

In July 2008, LDKPV borrowed RMB 250,000 (US$37,749) from China Construction Bank, of which RMB 110,000 (US$16,610) was repaid in July 2009 and 2010, and RMB 140,000 (US$21,139) is repayable in installments of RMB 100,000 (US$15,099) in 2011 and RMB 40,000 (US$6,040) in 2012. The loan carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.760% as of December 31, 2010. Interest is payable monthly. The loan is secured by JXLDK’s machinery and LDKPV’s land use rights with carrying amount of US$69,169 and US$20,540 as at December 31, 2010.

In March 2009, JXLDK borrowed RMB 100,000 (US$15,100) from Rural Credit Cooperatives Bank, of which RMB 30,000 (US$4,530) was repaid in June and August 2010, and RMB 70,000 (US$10,570) which is repayable in March 2011. The loan is unsecured and carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable monthly.

In April 2009, JXLDK borrowed RMB 300,000 (US$45,299) from China Merchant Bank. The loan is repayable in 2 equal installments of RMB 150,000 (US$22,649) in December 2011 and April 2012 respectively. The loan is unsecured and carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable quarterly.

In June 2009, JXLDK borrowed RMB 500,000 (US$75,498) from Huarong International Trust Co., Ltd., which is repayable in June 2012. The loan is unsecured and carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 8.450% as of December 31, 2010. Interest is payable quarterly.

In August 2009, JXLDK borrowed RMB 222,000 (US$33,521) from China Construction Bank, which is repayable in August 2011. The loan carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable monthly. The loans are secured by JXLDK’s equipment with an aggregate carrying amount of US$34,996 as at December 31, 2010.

In September 2009, JXLDK borrowed RMB 200,000 (US$30,199) from China Construction Bank, which is repayable in September 2011. The loan is unsecured and carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable monthly.

In October 2009, JXLDK borrowed RMB 380,000 (US$57,379) from China Construction Bank, which is repayable in October 2011. The loan is unsecured and carries a variable interest rate that is repriced with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable monthly.

In October 2009, JXLDK borrowed RMB 200,000 (US$30,199) from Bank of Communications, which is repayable in October 2011. The loan carries a variable interest rate that is repriced with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable monthly. The loan is secured by JXLDK’s building and land use rights and LDKPV’s plant and machinery with carrying amount of US$5,883, US$2,944 and US$89,073 as of December 31, 2010, respectively.

In December 2009 and January 2010, JXLDK borrowed RMB 100,000 (US$15,100) and RMB 300,000 (US$45,298) from Bank of China. The loan is repayable in 2 equal installments of RMB 200,000 (US$30,199) in December 2011 and 2012 respectively. The loan carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 6.1425% as of December 31, 2010. Interest is payable quarterly. The loan is secured by JXLDK’s building and land use rights with carrying amount of US$2,713 and US$5,217 as of December 31, 2010, respectively.

In March 2010, JXLDK borrowed US$30,000 from China Development Bank, which is repayable in March 2013. The loan is unsecured and carries a variable interest rate that is repriced quarterly with reference to the prevailing six-month US Libor rate. The effective interest rate of the loan was 3.4369% as of December 31, 2010. Interest is payable quarterly.

In March 2010, JXLDK borrowed RMB 200,000 (US$30,199) from Bank of China, which is repayable in September 2011. The loan is unsecured and carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable quarterly.

In May 2010, JXLDK borrowed RMB 200,000 (US$30,198) from China Development Bank, which is repayable in May 2013. The loan carries a variable interest rate that is repriced with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable quarterly. The loan is secured by JXLDK’s plant and machinery with an aggregate carrying amount of US$72,889 as at December 31, 2010.

In May, June and July 2010, JXLDK borrowed RMB 16,325 (US$2,465), RMB 21,144 (US$3,193) and RMB 15,404 (US$2,326) from Xinyu Chengdong Investment Co., Ltd., which is repayable in May, June and July 2012, respectively. The loan is unsecured and carries a variable interest rate that is repriced with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 7.04% as of December 31, 2010. Interest is payable quarterly.

In June 2010, JXLDK borrowed RMB 80,000 (US$12,080) from Import-Export Bank of China, which is repayable in June 2012. The loan carries a variable interest rate that is repriced quarterly with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 3.760% as of December 31, 2010. Interest is payable quarterly. The loan is secured by a pledged bank deposit of RMB 85,620 (US$12,928) as at December 31, 2010.

In July 2010, JXLDK borrowed RMB 100,000 (US$15,100) from China Development Bank, which is repayable in July 2013. The loan carries a variable interest rate that is repriced with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable quarterly. The loan is secured by JXLDK’s plant and machinery and LDK Solar Hi-Tech (Xinyu) Co.,Ltd.’s (“LDKXY”) machinery with an aggregate carrying amount of US$28,755 and US$3,135 as at December 31, 2010.

In August 2010, Hefei Hi-tech Development Zone Management Co., Ltd entrusted a loan of RMB 600,000 (US$90,598) from Shanghai Pudong Development Bank to Anhui LDK New Energy Co., Ltd. (“LDKAH”), which is repayable in July 2012. The loan is unsecured and carries a variable interest rate that is repriced with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 6.1425% as of December 31, 2010. Interest is payable monthly.

In September 2010, Hefei Hi-tech Development Zone Management Co., Ltd. entrusted a loan of RMB 500,000 (US$75,498) from Huishang Bank to LDK Solar Hi-tech (Hefei) Co., Ltd.(“LDKHF”), which is repayable in July 2013. The loan is unsecured and carries a variable interest rate that is repriced with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 6.1425% as of December 31, 2010. Interest is payable monthly.

In September 2010, JXLDK borrowed RMB 100,000 (US$15,100) from China Development Bank, which is repayable in September 2013. The loan carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable quarterly. The loan is secured by JXLDK’s plant and machinery and LDKXY’s machinery with an aggregate carrying amount of US$18,559 and US$13,296 as at December 31, 2010.

In September 2010, Hefei Hi-tech Development Zone Management Co., Ltd. entrusted a loan of RMB 400,000(US$60,398) from Shanghai Pudong Development Bank to LDKAH, which is repayable in 2 equal installments of RMB 200,000(US$30,199) in December 2012 and July 2013, respectively. The loan is unsecured and carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 6.1425% as of December 31, 2010. Interest is payable monthly.

In November and December 2010, LDKHF borrowed RMB 189,472 (US$28,609) from the Committee of Local Development District (Heifei), which is repayable in December 2013. The loan is unsecured and carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 6.1425% as of December 31, 2010. Interest is payable quarterly.

In November 2010, JXLDK borrowed US$30,000 from China Development Bank, which is repayable in 3 installments of US$5,000 in November 2011, US$10,000 in November 2012 and US$15,000 in November 2013. The loan carries a variable interest rate that is repriced annually with reference to the prevailing six-month US Libor rate. The effective interest rate of the loan was 4.4428% as of December 31, 2010. Interest is payable quarterly. The loan is secured by JXLDK’s plant and machinery and land use rights with carrying amount of US$83,514 and US$2,576 as of December 2010, respectively, and is guaranteed by two of the Company’s shareholders, Mr. Peng and Ms. Zhou.

In November 2010, JXLDK borrowed RMB 100,000 (US$15,100) from China Development Bank, which is repayable in 3 installments of RMB5,000 (US$755) in November 2011, RMB10,000 (US$1,510) in December 2012 and RMB85,000 (US$12,835) in December 2013. The loan carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 6.400% as of December 31, 2010. Interest is payable quarterly. The loan is secured by JXLDK’s plant and machinery and land use rights with carrying amount of US$83,514 and US$2,576 as of December 31, 2010, respectively, and is guaranteed by two of the Company’s shareholders, Mr. Peng and Ms. Zhou.

In December 2010, LDKPV borrowed RMB 200,000 (US$30,199) from Agricultural Bank of China. The loan is repayable in 2013. The loan carries a variable interest rate that is repriced annually with reference to the prevailing base lending rate pronounced by PBOC. The effective interest rate of the loan was 5.850% as of December 31, 2010. Interest is payable quarterly. The loan is secured by LDKPV’s machinery with carrying amount of US$97,693 as at December 31, 2010.

Future principal repayments on the long-term bank borrowing are as follows:

2011	305,969
2012	180,960
2013	423,535

910,464